Restructuring charges	3 Months Ended
Mar. 31, 2011
Restructuring charges [Abstract]
Restructuring charges
Note 7: Restructuring charges

Net restructuring charges for each period consisted of the following components:

	Quarter Ended March 31,
(in thousands)	2011	2010
Severance accruals	$796	$681
Severance reversals	(738)	(820)
Operating lease obligations	-	415
Net restructuring accruals	58	276
Other costs	1,416	102
Net restructuring charges	$1,474	$378

2011 restructuring charges – During the quarter ended March 31, 2011, the net restructuring accruals included severance charges related to employee reductions in various functional areas as we continue to reduce costs, primarily within our fulfillment and shared services organizations. The restructuring accruals included severance benefits for approximately 20 employees. These charges were reduced by the reversal of restructuring accruals recorded primarily in 2010 as fewer employees received severance benefits than originally estimated. Other restructuring costs, which were expensed as incurred, included items such as employee and equipment moves, training and travel related to our restructuring activities. The net restructuring charges were reflected as net restructuring charges of $0.1 million within cost of goods sold and net restructuring charges of $1.4 million within operating expenses in the consolidated statement of income for the quarter ended March 31, 2011.

2010 restructuring charges – During the quarter ended March 31, 2010, the net restructuring accruals included severance charges related to employee reductions in various functional areas as we continued our cost reduction initiatives, primarily within the fulfillment function, as well as an additional charge for an operating lease related to a facility closed in 2008. The restructuring accruals included severance benefits for 30 employees. These charges were reduced by the reversal of restructuring accruals recorded in 2008 and 2009 as fewer employees received severance benefits than originally estimated. Other restructuring costs, which were expensed as incurred, included items such as equipment moves, training and travel related to our restructuring activities. The net restructuring charges were reflected as net restructuring charges of $0.6 million within cost of goods sold and net restructuring reversals of $0.2 million within operating expenses in the consolidated statement of income for the quarter ended March 31, 2010.

Restructuring accruals of $4.7 million as of March 31, 2011 are reflected in the consolidated balance sheet as accrued liabilities of $4.4 million and other non-current liabilities of $0.3 million. Restructuring accruals of $6.8 million as of December 31, 2010 are reflected in the consolidated balance sheet as accrued liabilities of $6.4 million and other non-current liabilities of $0.4 million. The majority of the employee reductions are expected to be completed by the end of 2011. We expect most of the related severance payments to be fully paid by mid-2012, utilizing cash from operations. The remaining payments due under operating lease obligations will be paid through May 2013. As of March 31, 2011, approximately 245 employees had not yet started to receive severance benefits. Further information regarding our restructuring accruals can be found under the caption “Note 8: Restructuring charges” in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K.

As of March 31, 2011, our restructuring accruals, by company initiative, were as follows:

(in thousands)	2008 initiatives	2009 initiatives	2010 initiatives	2011 initiatives	Total
Balance, December 31, 2010	$117	$652	$6,029	$-	$6,798
Restructuring charges	-	-	69	727	796
Restructuring reversals	(10)	(55)	(673)	-	(738)
Payments, primarily severance	(64)	(225)	(1,764)	(103)	(2,156)
Balance, March 31, 2011	$43	$372	$3,661	$624	$4,700

Cumulative amounts:
Restructuring charges	$27,545	$11,015	$9,709	$727	$48,996
Restructuring reversals	(5,880)	(1,668)	(937)	-	(8,485)
Payments, primarily severance	(21,622)	(8,975)	(5,111)	(103)	(35,811)
Balance, March 31, 2011	$43	$372	$3,661	$624	$4,700

As of March 31, 2011, the components of our restructuring accruals, by segment, were as follows:

	Employee severance benefits				Operating lease obligations
(in thousands)	Small Business Services	Financial Services	Direct Checks	Corporate	Small Business Services	Direct Checks	Total
Balance, December 31, 2010	$1,248	$1,954	$252	$2,616	$236	$492	$6,798
Restructuring charges	91	7	8	690	-	-	796
Restructuring reversals	(559)	(45)	-	(134)	-	-	(738)
Inter-segment transfer	16	234	2	(252)	-	-	-
Payments	(405)	(550)	(68)	(1,020)	(62)	(51)	(2,156)
Balance, March 31, 2011	$391	$1,600	$194	$1,900	$174	$441	$4,700

Cumulative amounts(1):
Restructuring charges	$14,101	$6,708	$2,827	$23,041	$1,810	$509	$48,996
Restructuring reversals	(2,326)	(879)	(125)	(4,762)	(393)	-	(8,485)
Inter-segment transfer	805	619	63	(1,487)	-	-	-
Payments	(12,189)	(4,848)	(2,571)	(14,892)	(1,243)	(68)	(35,811)
Balance, March 31, 2011	$391	$1,600	$194	$1,900	$174	$441	$4,700

(1) Includes accruals related to our cost reduction initiatives for 2008 through 2011.